Share Plans - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 28, 2013
Share-based compensation expense
Share-based compensation	$ 33.6	$ 31.1	$ 35.8
Fair value of options granted
Weighted average grant date fair value of options granted	$ 23.23	$ 13.96	$ 9.63
Total intrinsic value of options exercised	34.8	68.9	41.6
Unrecognized compensation cost related to stock options	5.5
Cash received from option exercises	46.6	102.3	91.6
Tax benefit realized for tax deductions from option exercises	8.3	23.5	12.2
Restricted shares and restricted stock units
Unrecognized compensation cost related to restricted stock units	17.2
Total fair value of shares vested	26.3	23.4	58.0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Expiration period	10 years
Share-based compensation expense
Share-based compensation	11.0	10.9	11.6
Restricted shares and restricted stock units
Weighted average period to recognize compensation cost	1 year 3 months 18 days
Restricted Stock Units
Share-based compensation expense
Share-based compensation	22.6	20.2	24.2
Restricted shares and restricted stock units
Tax benefit realized for tax deductions from option exercises	3.1	7.2	18.8
Weighted average period to recognize compensation cost	1 year 3 months 18 days
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Maximum | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Minimum | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
2012 Stock and Incentive Plan
Share Incentive Plans
Number of shares authorized for issuance				9.0
Tyco Flow Control International, Ltd
Share-based compensation expense
Share-based compensation			$ 13.5
Fair value of options granted
Weighted average grant date fair value of options granted			$ 11.76